SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Interest income	$ (5,042)	$ (5,945)
Consolidated net loss	69,628	75,521
Life Science
Segment Reporting Information [Line Items]
AV-101 clinical trials	19,740	26,548
Employee costs	19,512	21,244
Professional fees and services	11,482	6,289
Stock-based compensation	11,311	11,907
Chemistry, manufacturing, and controls	11,110	14,339
Other segment items	1,515	1,139
Interest income	$ (5,042)	$ (5,945)